Revenue	12 Months Ended
Dec. 31, 2018
Revenue [abstract]
Disclosure Of Revenue Explanatory

17. Revenue

Cameco’s sales contracts with customers contain both fixed and market-related pricing. Fixed-price contracts are typically based on a term-price indicator at the time the contract is accepted and escalated over the term of the contract. Market-related contracts are based on either the spot price or long-term price, and the price is quoted at the time of delivery rather than at the time the contract is accepted. These contracts often include a floor and/or ceiling prices, which are usually escalated over the term of the contract. Escalation is generally based on a consumer price index. The Company’s contracts contain either one of these pricing mechanisms or a combination of the two. There is no variable consideration in the contracts and therefore no revenue is considered constrained at the time of delivery. Cameco expenses the incremental costs of obtaining a contract as incurred as the amortization period is less than a year.

The following table summarizes Cameco’s sales disaggregated by geographical region and contract type and includes a reconciliation to the Company’s reportable segments (note 28):

For the year ended December 31, 2018

	Uranium	Fuel services	Other	Total

Customer geographical region

Americas	$695,678	$191,791	$69,012	$956,481
Europe	275,096	50,000	10,693	335,789
Asia	713,282	72,198	13,911	799,391

	$1,684,056	$313,989	$93,616	$2,091,661

Contract type

Fixed-price	$577,143	$293,400	$83,706	$954,249
Market-related	1,106,913	20,589	9,910	1,137,412

	$1,684,056	$313,989	$93,616	$2,091,661

For the year ended December 31, 2017

	Uranium	Fuel services	Other	Total

Customer geographical region

Americas	$737,095	$209,285	$105,673	$1,052,053
Europe	318,446	52,642	101,592	472,680
Asia	518,527	50,961	62,631	632,119

	$1,574,068	$312,888	$269,896	$2,156,852

Contract type

Fixed-price	$502,437	$287,104	$252,702	$1,042,243
Market-related	1,071,631	25,784	17,194	1,114,609

	$1,574,068	$312,888	$269,896	$2,156,852

Deferred revenue

The following table provides information about contract liabilities (note 14) from contracts with customers:

	2018	2017

Beginning of year	$29,148	$29,423
Additions	25,695	31,405
Recognized in revenue	(24,025)	(31,499)
Effect of movements in exchange rates	(91)	(181)

End of year	$30,727	$29,148

Deferred revenue primarily relates to advance consideration received from customers for future conversion deliveries and fuel fabrication services as well as revenue related to the storage of uranium and converted uranium held at Cameco facilities. The revenue related to the fuel fabrication services and storage is recognized over time while the revenue related to future conversion deliveries is expected to be recognized between 2020 and 2025.

Cameco recognized $5,468,000 (2017 - $4,392,000) as a reduction of revenue during 2018 from performance obligations satisfied (or partially satisfied) in previous periods. This is due to the difference between actual pricing indices and the estimates at the time of invoicing.

Future sales commitments

Cameco’s sales portfolio consists of short and long-term sales commitments. The contracts can be executed well in advance of a delivery and include both fixed and market-related pricing. The following table summarizes the expected future revenue, by segment, related to only fixed-price contracts with remaining future deliveries as follows:

	2019	2020	2021	2022	2023	Thereafter	Total

Uranium	$277,396	$182,711	$110,353	$112,459	$107,362	$166,615	$956,896
Fuel services	240,551	215,851	236,993	199,815	139,731	714,893	1,747,834
Other	32,161	4,030	4,212	-	-	-	40,403

Total	$550,108	$402,592	$351,558	$312,274	$247,093	$881,508	$2,745,133

The sales contracts are denominated largely in US dollars and converted from US to Canadian dollars at a rate of $1.30.

The amounts in the table represent the consideration the Company will be entitled to receive when it satisfies the remaining performance obligations in the contracts. The amounts include assumptions about volumes for contracts that have volume flexibility. Cameco’s total revenue that will be earned will also include revenue from contracts with market-related pricing. The Company has elected to exclude these amounts from the table as the transaction price will not be known until the time of delivery. Contracts with an original duration of one year or less have been included in the table.